Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Administrative expense [Abstract]
Table of Other administrative expenses

	2023	2022	2021
Taxes	52,718,652	45,028,114	41,596,363
Rent	33,994,508	32,689,896	24,809,117
Administrative services hired	30,476,143	19,300,322	19,402,898
Maintenance costs	21,248,132	20,605,053	21,636,474
Armored transportation services	20,868,537	22,656,053	24,967,609
Advertising	13,742,372	10,927,305	9,569,072
Electricity and communications	8,381,378	7,721,326	8,636,952
Other fees	7,298,122	7,097,728	8,377,297
Security services	5,838,983	5,602,508	6,472,158
Insurance	1,933,567	2,010,411	2,311,562
Representation, travel and mobility	1,595,378	2,004,805	987,006
Stationery and supplies	376,081	266,751	390,584
Other administrative expenses	50,663,803	35,929,542	27,179,836

TOTAL	249,135,656	211,839,814	196,336,928